Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Revenues	$ 518,783	$ 684,712	$ 1,105,861	$ 1,334,132	$ 2,566,946	$ 3,106,026
Cost of revenues	351,559	356,017	694,562	713,975	1,437,283	1,666,192
Gross margin	167,224	328,695	411,299	620,157	1,129,663	1,439,834
Operating expenses:
Software development costs	102,910	100,642	208,892	209,045	417,944	923,720
Selling, general and administrative	1,130,270	938,269	2,088,791	1,844,198	3,568,296	5,140,391
Advertising and marketing	75,906	111,663	141,235	244,386	436,456	629,984
Depreciation and amortization	1,591	3,038	3,500	11,411	16,031	43,410
Total operating expenses	1,310,677	1,153,612	2,442,418	2,309,040	4,438,727	6,737,505
Operating income (loss)	(1,143,453)	(824,917)	(2,031,119)	(1,688,883)	(3,309,064)	(5,297,671)
Other (income) expense:
Interest expense	37,896	74	47,146	167	263	633
Financing costs	10,752	23,012	92,725	23,012	132,308	0
Amortization of debt issuance costs	77,168	0	84,958	0
Loss on disposition of assets	0	29,940	0	29,940	29,940	0
Other income	0	0	(157,546)	(348)	0	(575,000)
Investment income			0	(348)	(348)	(58,849)
Total other (income) expense	125,816	53,026	67,283	52,771	162,163	(633,216)
Loss before income taxes	(1,269,269)	(877,943)	(2,098,402)	(1,741,654)	(3,471,227)	(4,664,455)
Income Taxes	0	0	0	0	0	0
Net loss	$ (1,269,269)	$ (877,943)	$ (2,098,402)	$ (1,741,654)	$ (3,471,227)	$ (4,664,455)
Weighted average number of common shares outstanding - basic (in Shares)	3,633,700	3,226,251	3,591,819	3,228,724	3,376,407	3,219,224
Weighted average number of common shares outstanding - diluted (in Shares)	3,633,700	3,226,251	3,591,819	3,228,724	3,376,407	3,219,224
Net loss per share - basic (in Dollars per share)	$ (0.35)	$ (0.27)	$ (0.58)	$ (0.54)	$ (1.03)	$ (1.45)
Net loss per share - diluted (in Dollars per share)	$ (0.35)	$ (0.27)	$ (0.58)	$ (0.54)	$ (1.03)	$ (1.45)
Subscription and Circulation
Revenue:
Revenues	$ 518,680	$ 683,952	$ 1,080,759	$ 1,332,722	$ 2,563,257	$ 3,096,112
Product and Service, Other
Revenue:
Revenues	$ 103	$ 760	$ 25,102	$ 1,410	$ 3,689	$ 9,914